CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Loans, including fees	$ 8,716	$ 10,355
Securities	282	349
Short-term investments	47	1
Total interest and dividend income	9,045	10,705
Interest expense:
Deposits	876	1,486
Short-term Federal Home Loan Bank advances		7
Long-term Federal Home Loan Bank advances	811	921
Securities sold under agreements to repurchase	1	2
Total interest expense	1,688	2,416
Net interest and dividend income	7,357	8,289
Provision for loan losses	200	949
Net interest and dividend income, after provision for loan losses	7,157	7,340
Non-interest income:
Customer service fees	554	527
Mortgage banking income, net	1,312	359
Income from bank-owned life insurance	101	99
Net gain on sale of other real estate owned	19
Other	27	5
Total non-interest income	2,013	990
Non-interest expenses:
Salaries and employee benefits	4,336	3,831
Occupancy and equipment expenses	876	773
Data processing expenses	517	449
Professional fees	385	356
Advertising expenses	416	243
FDIC insurance	158	166
Other general and administrative expenses	975	918
Total non-interest expenses	7,663	6,736
Income before income taxes	1,507	1,594
Income tax provision	559	583
Net income	948	1,011
Weighted-average number of common shares outstanding:
Basic (in shares)	1,877,225	1,905,165
Diluted (in shares)	1,880,723	1,905,339
Net income per share:
Basic (in dollars per share)	$ 0.51	$ 0.53
Diluted (in dollars per share)	$ 0.51	$ 0.53
Other comprehensive income, net of tax:
Unrealized gain on securities available for sale	49	14
Comprehensive income	$ 997	$ 1,025